PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 722,718,863	$ 710,770,968	$ 659,750,499	$ 666,150,885
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	27,290,581	26,048,670	84,118,716	49,986,111
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	104,196,754	100,479,196	96,990,155	91,961,876
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	211,973,775	214,160,351	162,385,848	173,073,161
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	185,353,224	207,403,985	155,833,080	190,402,625
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	5,001,845	5,184,721	4,627,325	6,122,912
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	70,021	32,177	7,415	190,523
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	32,243,832
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	114,784,403	114,606,098	$ 106,934,818	$ 110,051,139
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	44,071,742	51,522,834
Marketing and promotional assets
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	57,442,154	45,739,948
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	13,270,507	17,343,316
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,620,343,050	1,680,023,825
Gross carrying amount | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	27,290,581	26,048,670
Gross carrying amount | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	104,196,754	100,479,196
Gross carrying amount | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	299,282,674	371,279,937
Gross carrying amount | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	571,154,695	623,568,795
Gross carrying amount | Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	23,912,963	22,752,205
Gross carrying amount | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	46,062,659	43,717,907
Gross carrying amount | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	55,128,493	53,682,179
Gross carrying amount | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	214,886	144,914
Gross carrying amount | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	40,498,400
Gross carrying amount | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	452,600,945	438,350,022
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(897,624,187)	(969,252,857)
Accumulated depreciation | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(87,308,899)	(157,119,586)
Accumulated depreciation | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(385,801,471)	(416,164,810)
Accumulated depreciation | Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(18,911,118)	(17,567,484)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(26,219,378)	(22,660,738)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(33,167,346)	(31,883,578)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(144,865)	(112,737)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(8,254,568)
Accumulated depreciation | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (337,816,542)	$ (323,743,924)